Background and Nature of Operations	12 Months Ended
Dec. 31, 2018
Background and Nature of Operations
Background and Nature of Operations

Note 1: Background and Nature of Operations

Camelot Holdings (Jersey) Limited and its subsidiaries (“Jersey,” “us,” “we,” “our,” or the “Company”) was formed on August 4, 2016 as a private limited liability company organized under the laws of the Island of Jersey. Its registered office is located at 4th Floor, St Paul’s Gate, 22‑24 New Street, St Helier, Jersey JE1 4TR.

On July 10, 2016, Camelot UK Bidco Limited, a private limited liability company incorporated under the laws of England and Wales, and a direct wholly owned subsidiary of Camelot UK Holdco Limited, a direct wholly owned subsidiary (“UK Holdco”), collectively referred to as (“Bidco”), entered into a separation agreement to acquire (i) certain assets and liabilities related to the Intellectual Property & Science business (“IP&S”) business from Thomson Reuters Corporation (“Former Parent”) and (ii) all of the equity interests and substantially all of the assets and liabilities of certain entities engaged in the IP&S business together with their subsidiaries (“2016 Transaction”). The 2016 Transaction total consideration was $3,566,599, net of cash acquired. Jersey is owned by affiliates of Onex Corporation and private investment funds managed by Baring Private Equity Asia GP VI, L.P (“Baring”) and certain co-investors and is controlled by Onex Corporation.

The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations.

Our Science Group consists of our Web of Science and Life Science Product Lines. Both product lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world-wide. Our Intellectual Property Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product lines help manage customer’s end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.

Prior Period Expense Reclassifications

In conjunction with the implementation of a new enterprise resource planning system during the quarter ended September 30, 2018, the Company performed an assessment of its Cost of revenues (COR) and Selling, general & administrative expenses (SG&A). As a result of this assessment, certain errors in classification between COR and SG&A were identified, impacting prior periods. Similarly, the Company reclassified certain costs between COR and SG&A. Accordingly, the Company has performed a reclassification of certain prior period amounts to conform to the present period presentation. The Company has concluded that the reclassifications were not material individually or in aggregate to previously issued financial statements.

The following table details the impact of the reclassifications on the Consolidated Statements of Operations for 2017.

	Year Ended December 31, 2017
	As Previously		As
	Reported	Adjustment	Reclassified*
Consolidated Statements of Operations
Cost of revenues, excluding depreciation and amortization	$(422,213)	$27,949	$(394,264)
Selling, general and administrative costs, excluding depreciation and amortization	$(318,887)	$(27,949)	$(346,836)

*The “As reclassified” balance is prior to newly adopted accounting standards discussed in Note 3 — Summary of Significant Accounting Policies.

We have also reclassified prior period Accounts payable to Accrued expenses and other current liabilities in our Consolidated Balance Sheets to conform to the current period presentation. These items had no impact in our Consolidated Statement of Operations or Consolidated Statement of Cash Flows.